Common Stock (Narrative) (Details) - Emera Inc - Convertible Subordinated Debt [Member] $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
	Aug. 02, 2016	Sep. 28, 2015 CAD ($) $ / shares	Dec. 31, 2017 NumberOfDays shares
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Sep. 29, 2025
Convertible debenture interest rate	0.00%
Common Stock, Shares, Issued | shares			52,140
Common Stock, Conversion Rate			95.00%
Debt Instrument, Convertible, Threshold Trading Days | NumberOfDays			20
Debentures Converted (%)			99.90%
TECO Energy Inc [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Percent		4.00%
Aggregate proceeds of the Debenture Offering | $		$ 2,185
Debt Instrument, Convertible, Conversion Per Share | $ / shares		$ 1,000